Expenses by nature - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Employee benefit expenses	¥ 1,629,375	¥ 1,643,404	¥ 1,480,826
Technology service fees	2,021,238	1,500,711	858,946
Outsourcing labor costs	437,081	300,323	276,301
Amortization of intangible assets	302,774	282,697	332,470
Business origination fees to channel partners	276,966	251,988	291,883
Purchase costs of products	176,224	74,248	46,070
Depreciation of property and equipment	135,975	138,531	127,386
Marketing and advertising fees	110,775	59,801	47,014
Professional service fees	55,585	76,366	64,555
Auditor's remuneration	9,030	9,820	7,580
Listing expense	12,467
Travelling expenses	76,987	54,587	89,195
Telecommunication expenses	37,854	107,077	85,918
Impairment loss of intangible assets	5,646	23,259
Others	190,812	183,717	201,293
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 5,478,789	¥ 4,706,529	¥ 3,909,437